Lease liability (Details Narrative) $ in Thousands, $ in Thousands	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)
Statement [Line Items]
lease liability		$ 2,544	$ 3,072
Lease Monthly Rent First Year [Member]
Statement [Line Items]
lease liability	$ 25,625
Lease Monthly Rent Second Year [Member]
Statement [Line Items]
lease liability	26,265
Lease Monthly Rent Third Year [Member]
Statement [Line Items]
lease liability	$ 26,922